Note 16 - Government Grants	12 Months Ended
Dec. 31, 2013
Government Grant Disclosure [Abstract]
Government Grant Disclosure [Text Block]

16.     Government Grants

The Company has received several grants from the State of Israel’s Ministry of Industry, Trade & Labor. At December 31, 2013 and 2012, the grants received by the Company totaled approximately $0.5 million, which were recorded as a long term liability. The terms of these grants require the Company to pay royalties (up to the total grant amount) on any revenue-generating goods or services developed from the research funded by these grants.